UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):    [ ] is a restatement
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

      /s/Susan Chamberlain         Chicago, IL         01/26/09
      --------------------         -----------         --------
          [Signature]             [City, State]         [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
         [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/08

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   80

FORM 13F INFORMATION TABLE VALUE TOTAL:   $981,332
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    25074  1177725 SH       Sole                                    1177725
Affiliated Computer Services   cs               008190100    18250   397175 SH       Sole                                     397175
AFLAC                          cs               001055102    17117   373400 SH       Sole                                     373400
Alberto-Culver                 cs               013078100     1685    68750 SH       Sole                                      68750
American Tower                 cs               029912201    19457   663625 SH       Sole                                     663625
Apple                          cs               037833100    30116   352850 SH       Sole                                     352850
Automatic Data Processing      cs               053015103    10018   254650 SH       Sole                                     254650
BioMarin                       cs               09061g101     1901   106800 SH       Sole                                     106800
BJ Services Company            cs               055482103     1425   122150 SH       Sole                                     122150
Burlington Northern            cs               12189T104    25601   338150 SH       Sole                                     338150
Chicago Bridge & Iron          cs               167250109      300    29850 SH       Sole                                      29850
Cisco Systems                  cs               17275r102    27228  1670425 SH       Sole                                    1670425
Citrix Systems                 cs               177376100    40243  1707400 SH       Sole                                    1707400
Copart, Inc.                   cs               217204106     2560    94150 SH       Sole                                      94150
Costco                         cs               22160k105    13936   265450 SH       Sole                                     265450
Covidien                       cs               G2552X108    20153   556100 SH       Sole                                     556100
CVS Caremark                   cs               126650100    16284   566600 SH       Sole                                     566600
Diageo ADR                     cs               25243Q205    12806   225700 SH       Sole                                     225700
Disney                         cs               254687106    14827   653475 SH       Sole                                     653475
Donaldson                      cs               257651109     1881    55900 SH       Sole                                      55900
Estee Lauder                   cs               518439104     1228    39650 SH       Sole                                      39650
Expeditors International       cs               302130109    13671   410925 SH       Sole                                     410925
Exxon Mobil                    cs               30231G102    18457   231200 SH       Sole                                     231200
FactSet Research Systems       cs               303075105     1060    23950 SH       Sole                                      23950
Fiserv, Inc.                   cs               337738108     1551    42650 SH       Sole                                      42650
FormFactor                     cs               346375108     1234    84550 SH       Sole                                      84550
General Electric               cs               369604103      439    27125 SH       Sole                                      27125
Genzyme Corporation            cs               372917104    31607   476225 SH       Sole                                     476225
Global Payments                cs               37940X102     1626    49600 SH       Sole                                      49600
Google                         cs               38259p508    19933    64790 SH       Sole                                      64790
H.J. Heinz                     cs               423074103     6578   174950 SH       Sole                                     174950
Halliburton Company            cs               406216101    16490   907050 SH       Sole                                     907050
Honeywell International        cs               438516106    16531   503525 SH       Sole                                     503525
Hospira                        cs               441060100    18924   705575 SH       Sole                                     705575
Intel                          cs               458140100    11461   781775 SH       Sole                                     781775
Intl Business Machines         cs               459200101    22883   271900 SH       Sole                                     271900
Iron Mountain                  cs               462846106     2318    93750 SH       Sole                                      93750
Jacobs Engineering Group       cs               469814107     2225    46250 SH       Sole                                      46250
Kansas City Southern           cs               485170302     1566    82200 SH       Sole                                      82200
Kohl's Corporation             cs               500255104     5757   159025 SH       Sole                                     159025
Laboratory Corporation of Amer cs               50540R409    20294   315075 SH       Sole                                     315075
Linear Technology              cs               535678106      977    44150 SH       Sole                                      44150
McCormick & Co.                cs               579780206     2229    69950 SH       Sole                                      69950
McKesson Corporation           cs               58155q103    20343   525250 SH       Sole                                     525250
Microsoft                      cs               594918104    31100  1599782 SH       Sole                                    1599782
MSC Industrial Direct          cs               553530106     9128   247850 SH       Sole                                     247850
NIKE                           cs               654106103    10711   210025 SH       Sole                                     210025
Noble Corporation              cs               G65422100     9918   449000 SH       Sole                                     449000
Occidental Petroleum           cs               674599105    31855   531000 SH       Sole                                     531000
Omnicom Group                  cs               681919106      711    26400 SH       Sole                                      26400
optionsXpress                  cs               684010101     1436   107500 SH       Sole                                     107500
Paychex                        cs               704326107     1027    39075 SH       Sole                                      39075
PepsiCo                        cs               713448108    27901   509425 SH       Sole                                     509425
Portfolio Recovery Associates  cs               73640q105      817    24150 SH       Sole                                      24150
Praxair                        cs               74005p104    11557   194700 SH       Sole                                     194700
Procter & Gamble               cs               742718109    27839   450325 SH       Sole                                     450325
QUALCOMM                       cs               747525103    13872   387175 SH       Sole                                     387175
Questar Corporation            cs               748356102    12674   387700 SH       Sole                                     387700
Range Resources                cs               75281A109    21136   614600 SH       Sole                                     614600
Roper Industries               cs               776696106    14245   328150 SH       Sole                                     328150
Ross Stores                    cs               778296103     1443    48550 SH       Sole                                      48550
Schering-Plough                cs               806605101    22669  1331125 SH       Sole                                    1331125
Sigma-Aldrich                  cs               826552101     1519    35950 SH       Sole                                      35950
Smith International            cs               832110100     1337    58396 SH       Sole                                      58396
Southwestern Energy            cs               845467109    22511   777050 SH       Sole                                     777050
St. Mary Land & Exploration    cs               792228108     1101    54200 SH       Sole                                      54200
Suntech Power ADR              cs               86800c104    11492   982225 SH       Sole                                     982225
Symantec Corporation           cs               871503108     9867   729825 SH       Sole                                     729825
TD Ameritrade                  cs               87236y108    19579  1373945 SH       Sole                                    1373945
Tiffany & Co.                  cs               886547108      773    32700 SH       Sole                                      32700
Total Systems Services         cs               891906109      540    38550 SH       Sole                                      38550
United Technologies            cs               913017109    13673   255100 SH       Sole                                     255100
UPS                            cs               911312106    16315   295775 SH       Sole                                     295775
Visa                           cs               92826c839    13922   265425 SH       Sole                                     265425
Wal-Mart Stores                cs               931142103    16353   291700 SH       Sole                                     291700
Waters Corporation             cs               941848103     2479    67650 SH       Sole                                      67650
Willis Group Holdings          cs               G96655108      842    33850 SH       Sole                                      33850
XTO Energy                     cs               98385X106    31939   905546 SH       Sole                                     905546
Yum! Brands                    cs               988498101    25807   819275 SH       Sole                                     819275
Zebra Technologies             cs               989207105      999    49300 SH       Sole                                      49300